Licensed Copyrights, Net	9 Months Ended
Sep. 30, 2020
Finite Lived License Agreements Abstract
LICENSED COPYRIGHTS, NET
5. LICENSED COPYRIGHTS, NET

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	32,038,423	(24,500,895)	(25,317)	7,512,211
—Sublicensing rights	4,632,586	(4,632,586)	—	—

	36,671,009	(29,133,481)	(25,317)	7,512,211

Less: current portion:
—Broadcasting rights	11,752,412	(10,502,214)	(25,317)	1,224,881
—Sublicensing rights	4,632,586	(4,632,586)	—	—

	16,384,998	(15,134,800)	(25,317)	1,224,881

Licensed copyrights—non-current
—Broadcasting rights	20,286,011	(13,998,681)	—	6,287,330
—Sublicensing rights	—	—	—	—

	20,286,011	(13,998,681)	—	6,287,330

	As of September 30, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	36,240,889	(28,588,974)	(365,799)	7,286,116	1,073,128
—Sublicensing rights	5,613,400	(5,590,590)	—	22,810	3,360

	41,854,289	(34,179,564)	(365,799)	7,308,926	1,076,488

Less: current portion:
—Broadcasting rights	8,889,238	(7,618,439)	(46,194)	1,224,605	180,364
—Sublicensing rights	5,613,400	(5,590,590)	—	22,810	3,360

	14,502,638	(13,209,029)	(46,194)	1,247,415	183,724

Licensed copyrights—non-current
—Broadcasting rights	27,351,651	(20,970,535)	(319,605)	6,061,511	892,764
—Sublicensing rights	—	—	—	—	—

	27,351,651	(20,970,535)	(319,605)	6,061,511	892,764

Amortization expense of RMB9,531,104 and RMB8,599,610 (US$1,266,586) for the nine months ended September 30, 2019 and 2020, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2020	1,510,992	222,545
Year ending December 31, 2021	2,660,860	391,902
Year ending December 31, 2022	1,112,819	163,901
Year ending December 31, 2023	668,234	98,420
To supplement cash flow disclosure of investing activities in 2019, acquisition of licensed copyrights included in current liabilities and from nonmonetary content exchanges for the nine months ended September 30, 2019 are RMB6,540,834 and RMB746,255, respectively.